Shareholder Report, Average Annual Return (Details) 193292_Huber Small Cap Value Fund_Institutional Class_TSR Annual {Institutional Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	(0.69%)	15.14%	6.79%
Bloomberg US 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2000 Total Return Index
Average Annual Return, Percent	12.02%	12.12%	9.60%
Bloomberg US 2000 Value Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2000 Value Total Return Index
Average Annual Return, Percent	6.16%	15.71%	9.12%